Financial Information by Segment (Tables)	12 Months Ended
Dec. 31, 2012
Performance of Our Operating Segments Based on Revenue and Operating Income (Loss)

Segment information for 2012, 2011 and 2010 is as follows (in thousands):

2012	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$2,189,892	$535,422	$93,511	$—	$2,818,825
Operating income (loss)	$243,080	$(73,432)	$12,707	$(73,223)	$109,132
Depreciation and amortization	$355,957	$96,427	$3,455	$1,008	$456,847
Restructuring charge	$11,124	$9,203	$—	$(2)	$20,325
Stock-based compensation	$—	$—	$—	$15,665	$15,665
Assets	$6,214,847	$593,172	$192,748	$67,161	$7,067,928
Expenditures for property, plant and equipment	$100,147	$41,775	$2,823	$1,201	$145,946

2011	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$1,756,509	$534,514	$95,504	$—	$2,386,527
Operating income (loss)	$248,097	$(439,872)	$10,442	$(71,522)	$(252,855)
Goodwill impairment charge	$—	$383,612	$—	$—	$383,612
Depreciation and amortization	$283,112	$108,383	$5,375	$716	$397,586
Restructuring charge	$13,949	$13,194	$(57)	$1,196	$28,282
Stock-based compensation	$—	$—	$—	$21,215	$21,215
Assets	$5,826,756	$624,305	$199,422	$22,218	$6,672,701
Expenditures for property, plant and equipment	$81,774	$46,850	$2,676	$1,232	$132,532

2010	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$1,459,492	$598,819	$97,036	$—	$2,155,347
Operating income (loss)	$134,687	$(1,024,809)	$11,310	$(72,277)	$(951,089)
Goodwill impairment charge	$—	$1,006,357	$—	$—	$1,006,357
Depreciation and amortization	$246,080	$120,617	$5,439	$654	$372,790
Restructuring charge	$7,941	$7,249	$77	$—	$15,267
Stock-based compensation	$—	$—	$—	$29,879	$29,879
Assets	$4,913,491	$1,011,183	$207,795	$197,905	$6,330,374
Expenditures for property, plant and equipment	$43,364	$48,410	$4,314	$153	$96,241

Summary of Company's Net Revenue from Professional Diagnostics and Health Information Solutions Reporting Segments by Groups of Similar Products and Services

The following tables summarize our net revenue from the professional diagnostics and health information solutions reporting segments by groups of similar products and services for 2012, 2011 and 2010 (in thousands):

Professional Diagnostics Segment

	2012	2011	2010
Cardiology	$503,534	$518,746	$488,497
Infectious disease	615,950	564,983	437,709
Toxicology	587,261	387,209	300,125
Diabetes	144,441	14,960	—
Other	314,030	250,274	214,387

Net product sales and services revenue	2,165,216	1,736,172	1,440,718
License and royalty revenue	24,676	20,337	18,774

Professional diagnostics net revenue	$2,189,892	$1,756,509	$1,459,492

Health Information Solutions Segment

	2012	2011	2010
Disease and case management	$218,378	$237,938	$281,563
Women’s & children’s health	120,259	114,287	126,910
Wellness	104,634	104,868	103,343
Patient self-testing services	92,151	77,421	87,003

Health information solutions net revenue	$535,422	$534,514	$598,819

Summary of Revenue and Long-lived Tangible Assets by Geographic Area

	2012	2011	2010
Revenue by Geographic Area:
United States	$1,724,704	$1,453,160	$1,380,314
Europe	483,857	396,480	361,810
Elsewhere	610,264	536,887	413,223

	$2,818,825	$2,386,527	$2,155,347

	December 31,
	2012	2011
Long-lived Tangible Assets by Geographic Area:
United States	$295,786	$290,708
United Kingdom	37,928	27,515
China	31,277	29,563
Elsewhere	169,478	143,419

	$534,469	$491,205